Share-based Compensation Expenses - Summary of Company's Option Activity under 2008 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of share options
Granted (in shares)			0
Weighted Average Exercise Price
Granted (in dollars per share)	$ 0.27	$ 0.15
2008 Plan [Member] | Stock options [Member]
Number of share options
Outstanding as of beginning of the period (in shares)	25,609,287
Granted (in shares)	11,141,955
Exercised (in shares)	(29,646)
Forfeited (in shares)	(1,453,476)
Outstanding as of end of the period (in shares)	35,268,120	25,609,287
Vested and expected to vest at end of the period (in shares)	34,493,027
Exercisable at the end of the period (in shares)	14,598,935
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars per share)	$ 0.97
Granted (in dollars per share)	0.6230
Exercised (in dollars per share)	0.02
Forfeited (in dollars per share)	1.41
Outstanding as of end of the period (in dollars per share)	0.84	$ 0.97
Vested and expected to vest at end of the period (in dollars per share)	0.66
Exercisable at the end of the period (in dollars per share)	$ 1.35
Weighted Average Remaining Contractual Life
Outstanding as of end of the period (in years)	6 years 9 months 25 days	6 years 6 months 21 days
Vested and expected to vest at end of the period (in years)	6 years 9 months 10 days
Exercisable at the end of the period (in years)	3 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (in years)	6 years 9 months 25 days	6 years 6 months 21 days
Aggregate Intrinsic Value
Outstanding	$ 3,805	$ 3,920
Vested and expected to vest	3,744
Exercisable	$ 2,185